Deferred revenue - Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Deferred revenue on time charters	$ 19,861	$ 17,779
Deferred interest on lease receivable	12,503	17,981
Other deferred revenue	650
Deferred revenue	33,014	35,760
Current portion	(25,111)	(23,257)
Deferred revenue	$ 7,903	$ 12,503